Revenue and segmental reporting, Revenue recognised from collaboration agreements (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue recognitions [Abstract]
Product revenue	£ 108,148,000	£ 0	£ 0
Pre-product revenue	8,661,000	3,010,000	0
Total revenue from sale of therapies	116,809,000	3,010,000	0
Collaboration revenue	26,928,000	23,510,000	30,114,000
Total revenue	143,737,000	26,520,000	£ 30,114,000
Percentage of revenue			10.00%
GSK [Member]
Revenue recognitions [Abstract]
Collaboration revenue	0	£ 6,083,000	£ 6,356,000
Percentage of revenue		10.00%
Eli Lilly [Member]
Revenue recognitions [Abstract]
Collaboration revenue	7,361,000	£ 0	3,522,000
Genentech [Member]
Revenue recognitions [Abstract]
Collaboration revenue	£ 19,567,000	£ 17,427,000	£ 20,236,000
Percentage of revenue	10.00%	10.00%